COMMITMENTS AND CONTINGENCIES - Estimated Future Payments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Purchase Obligation, Fiscal Year Maturity [Abstract]
2023	$ 973,186
2024	508,249
2025	370,423
2026	260,593
2027	260,593
Thereafter	362,764
Total	$ 2,735,808